Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd		$ 1,344
Included in Trade Receivables:
Total Protection Solutions		21,477		21,163
Subcontracting costs
Total Protection Solution Pte Ltd		2,793,818		2,520,861
Interest income – Total Protection Solution Pte Ltd		15,816	$ 11,754
Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd	[1]	517,714		553,184
Advance from supplier – Total Protection Solutions Pte Ltd [Member]
Included in Trade Receivables:
Total Protection Solutions Pte Ltd	[2]	663,338		323,514
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd	[3]			4,616
Included in Trade Receivables:
Total Protection Solutions Pte Ltd	[4]	203,847		221,556
Other related parties [member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd		1,181,052		881,314
Concorde Global I Pte Ltd [Member]
Included in Trade Receivables:
Total Protection Solutions	[5]	11,140		10,448
iMatrix Global Pte Ltd [Member]
Included in Trade Receivables:
Total Protection Solutions	[5]	6,509		6,105
Subcontracting costs
Total Protection Solution Pte Ltd				16,403
Total Protection Solutions [Member]
Included in Trade Receivables:
Total Protection Solutions		3,828		4,610
Total Protection Solution Pte Ltd [Member]
Subcontracting costs
Total Protection Solution Pte Ltd		2,793,818		$ 2,504,458
Interest income – Total Protection Solution Pte Ltd		13,470	11,754
Loan repayment - Total Protection Solution Pte Ltd		63,818	28,554
Chua Swee Kheng [Member]
Subcontracting costs
Expenses paid on behalf – Chua Swee Kheng		$ 27,434

[1]	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 years period commencing March 2024. In the financial year 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%.
[2]	Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Company received credit notes from Total Protection Solution Pte Ltd amounting to SGD 1,244,122 during the year ended December 31, 2024. During the year, the balances was classified as advance from supplier.
[3]	The loan is unsecured, interest free and repayable on demand on the basis that the Group owed to Swee Kheng Chua.
[4]	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Company. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Company, and Ping Ping Lim’s due amount to the Company was reassigned to him. The resulting owed amount to the Company was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured and repayable on demand.
[5]	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% ECL has been provided due to uncertainty about the recoverability.